CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 358	$ 425
Accounts receivable, net of allowance for doubtful accounts of $51 and $32		1,752	1,764
Settlement assets	[1]	7,555	7,542
Other current assets		289	345
Total current assets		9,954	10,076
Property and equipment, net of accumulated depreciation of $1,233 and $1,150		930	849
Goodwill		17,017	17,248
Customer relationships, net of accumulated amortization of $4,871 and $4,418		2,604	3,162
Other intangibles, net of accumulated amortization of $1,965 and $1,743		1,745	1,720
Investment in affiliates		1,101	1,334
Long-term settlement assets	[1]	3	15
Other long-term assets		915	836
Total assets		34,269	35,240
Current liabilities:
Accounts payable		280	288
Short-term and current portion of long-term borrowings		161	146
Settlement obligations	[1]	7,557	7,553
Other current liabilities		1,533	1,631
Total current liabilities		9,531	9,618
Long-term borrowings		20,711	22,557
Long-term deferred tax liabilities		521	553
Other long-term liabilities		788	750
Total liabilities		$ 31,551	$ 33,478
Commitments and contingencies (See Note 9)
Redeemable noncontrolling interest		$ 70	$ 69
First Data Corporation stockholder’s deficit:
Common stock, $0.01 par value; 1,000 shares authorized and issued (2014 and 2013)		0	0
Additional paid-in capital		9,906	7,384
Paid-in capital		9,906	7,384
Accumulated loss		(9,429)	(8,285)
Accumulated other comprehensive loss		(929)	(589)
Total First Data Corporation stockholder’s deficit		(452)	(1,490)
Noncontrolling interests		3,100	3,183
Total equity		2,648	1,693
Total liabilities and equity		$ 34,269	$ 35,240

[1]	The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.